Cover	Nov. 04, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Chiron Real Estate Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-37815
Entity Tax Identification Number	46-4757266
Entity Address, Address Line One	7373 Wisconsin Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	202
Local Phone Number	524-6851
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001533615
Common Stock, par value $0.001 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	XRN
Security Exchange Name	NYSE
Series A Preferred Stock, par value $0.001 per share
Document Information [Line Items]
Title of 12(b) Security	Series A Preferred Stock, par value $0.001 per share
Trading Symbol	XRN PrA
Security Exchange Name	NYSE
Series B Preferred Stock, par value $0.001 per share
Document Information [Line Items]
Title of 12(b) Security	Series B Preferred Stock, par value $0.001 per share
Trading Symbol	XRN PrB
Security Exchange Name	NYSE